Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.
                                    [ ] includes the cover page.

Institutional Investment Manager Filing this Report:

Name:     RockView Management, LLC
Address:  One Station Place
          Stamford, CT 06902

Form 13F File Number: 028-11749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Elysia Pawlowicz
Title: Chief Compliance Officer
Phone: 203-388-4924

Signature, Place, and Date of Signing:
Elysia Pawlowicz                 Stamford, CT               02/03/2012
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 19
Form 13F Information Table Value Total: $ 20,318 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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								VALUE	SHARES/	SH/PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT/PRNCALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
ARMOUR RESIDENTIAL REIT INC	*W EXP 11/07/201042315119	1	86000	SH	SOLE	NONE	86000
AT&T INC			COM		00206R102	212	7000	SH	SOLE	NONE	7000
BP PLC				SPONSORED ADR	055622104	427	10000	SH	SOLE	NONE	10000
CROSSTEX ENERGY L P		COM		22765U102	568	35000	SH	SOLE	NONE	35000
FRIENDFINDER NETWORKS INC	COM IPO		358453306	8	10000	SH	SOLE	NONE	10000
ICAHN ENTERPRISES LP/CORP	FRNT 8/1	451102AB3	942	1000000	PRN	SOLE	NONE	1000000
KKR FINANCIAL HLDGS LLC		NOTE 7.500% 1/1	48248AAD0	6372	4700000	PRN	SOLE	NONE	4700000
LIONS GATE ENTMT INC		NOTE 3.625% 3/1	53626YAA6	7251	5976000	PRN	SOLE	NONE	5976000
LORAL SPACE &COMMUNICATION INC	COM		543881106	4	68	SH	SOLE	NONE	68
PITNEY BOWES INC		COM		724479100	315	17000	SH	SOLE	NONE	17000
PORTLAND GEN ELEC CO		COM NEW		736508847	37	1482	SH	SOLE	NONE	1482
PROSHARES TR			PSHS ULT S&P 50074347R107	1392	30000	SH	SOLE	NONE	30000
RETAIL OPPORTUNITY INVTS COR	*W EXP 10/23/20176131N119	107	149100	SH	SOLE	NONE	149100
SEARCHMEDIA HOLDINGS LTD	*W EXP 11/19/201G8005Y114	4	60300	SH	SOLE	NONE	60300
TOWER SEMICONDUCTOR LTD		ORD		M87915100	671	1081578	SH	SOLE	NONE	1081578
TWO HBRS INVT CORP		*W EXP 11/07/20190187B119	15	126500	SH	SOLE	NONE	126500
VECTOR GROUP LTD		FRNT 11/1	92240MAS7	1343	1000000	PRN	SOLE	NONE	1000000
VERIZON COMMUNICATIONS INC	COM		92343V104	622	15500	SH	SOLE	NONE	15500
GENON ENERGY INC CMN		COM		37244E107	28	10566	SH	SOLE	NONE	10566




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